C. EARNINGS PER SHARE CALCULATION (Tables)	9 Months Ended
Sep. 30, 2016
Earnings per share data:
Earnings per common share (EPS) computed

(Dollar amounts in thousands)	Three months ended		Nine months ended
	September 30,		September 30,
	2016	2015	2016	2015
Net earnings	$2,444	$2,239	$7,459	$6,109

Average number of shares outstanding	4,612	4,524	4,582	4,508
Effect of dilutive options	105	119	118	127
Average number of shares outstanding used to calculate diluted earnings per share	4,717	4,643	4,700	4,635

Anti-dilutive options not included	68	103	70	104